Share-Based Compensation - Schedule of Stock Option Activities (Details) (10-K) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 02, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Outstanding, Beginning balance		812,574	850,405	729,434
Shares, Granted	100,000	1,019,500	374,542	120,971
Shares, Exercised		(29,200)	(291,402)
Shares, Cancelled		(72,662)	(120,971)
Shares Outstanding, Ending balance		1,730,212	812,574	850,405
Shares Exercisable		957,312	396,596
Weighted-Average Exercise Price, Outstanding, Beginning		$ 3.01	$ 0.08	$ 0.12
Weighted-Average Exercise Price, Granted		5.08	6.39	0.13
Weighted-Average Exercise Price, Exercised		0.0001	0.0001
Weighted-Average Exercise Price, Cancelled		4.69	0.12
Weighted-Average Exercise Price, Outstanding, Ending		4.19	3.01	$ 0.08
Weighted-Average Exercise Price, Exercisable		$ 3.43	$ 0.57
Weighted-Average Remaining Contractual Terms (Years), Outstanding Beginning		5 years 7 months 21 days	7 years 6 months 29 days
Weighted-Average Remaining Contractual Terms (Years), Outstanding Ending		4 years 10 months 21 days	5 years 7 months 21 days	7 years 6 months 29 days
Weighted-Average Remaining Contractual Terms (Years), Exercisable		4 years 10 months 6 days	6 years 5 months 1 day